Securities Available for Sale (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Scheduled maturities of securities available for sale
Amortized Cost, Due in less than one year	$ 11,786
Gross unrealized gains, Due in less than one year	10
Gross unrealized losses, Due in less than one year	0
Estimated fair value, Due in less than one year	11,796
Amortized Cost, Due from one to five years	133,396
Gross unrealized gains, Due from one to five years	3,033
Gross unrealized losses, Due from one to five years	0
Estimated fair value, Due from one to five years	136,429
Amortized Cost, Due from five to ten years	34,566
Gross unrealized gains, Due from five to ten years	604
Gross unrealized losses, Due from five to ten years	0
Estimated fair value, Due from five to ten years	35,170
Amortized Cost, Due after ten years	30,787
Gross unrealized gains, Due after ten years	12
Gross unrealized losses, Due after ten years	4
Estimated fair value, Due after ten years	30,795
Amortized Cost	210,535	73,371
Gross unrealized gains	3,659	517
Gross unrealized losses	4	1,763
Estimated fair value	$ 214,190	$ 72,125